EARNINGS PER SHARE - Schedule of Basic Earnings and Diluted Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ (7,896)	$ (289)	$ 4,797	$ (2,177)	$ (3,099)	$ (2,466)	$ (3,290)	$ (8,475)
Net Income Loss Attributable To The Member Units Before The Reorganization	(648)				(648)
Net income attributable to Greenidge	$ (8,544)				$ (3,747)
Denominator
Basic weighted average shares outstanding	30,116				28,949
Dilutive effect of equity awards	0				0
Dilutive effect of convertible preferred stock	0				0
Diluted weighted average shares outstanding	30,116				28,949
Earnings per share
Basic	$ (0.28)				$ (0.13)
Diluted	$ (0.28)				$ (0.13)